EQUITY - Changes in treasury stocks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 08, 2022
Value of shares
Balance at beginning of year	R$ 42,815,649	R$ 31,085,210	R$ 27,173,127
Exercise of long-term incentive plan	45,566	143,982	9,596
Balance at end of year	R$ 46,298,193	R$ 42,815,649	R$ 31,085,210
Common shares
Number of shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Balance at end of year	571,929,945	571,929,945	571,929,945
Preferred shares
Number of shares
Balance at beginning of the year	1,133,816,901	1,129,231,487	1,127,010,827
Share buyback program	44,564,000
Exercise of long-term incentive plan	(2,377,494)	(4,585,414)	(2,220,660)
Balance at end of year	1,091,630,395	1,133,816,901	1,129,231,487
Treasury Stocks
Value of shares
Balance at beginning of year	R$ (152,409)	R$ (229,309)	R$ (242,542)
Exercise of long-term incentive plan	21,452	76,900	13,233
Balance at end of year	R$ (179,995)	R$ (152,409)	R$ (229,309)
Treasury Stocks | Common shares
Number of shares
Balance at beginning of the year	1,697,538	1,697,538	1,697,538
Cancellation of treasury stocks	(1,697,538)			(1,697,538)
Balance at end of year	0	1,697,538	1,697,538
Value of shares
Balance at beginning of year	R$ 557	R$ 557	R$ 557
Cancellation of treasury stocks	(557)
Balance at end of year	R$ 0	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Number of shares
Balance at beginning of the year	12,214,344	16,799,758	19,020,418
Share buyback program	44,564,000
Exercise of long-term incentive plan	(2,377,494)	4,585,414	2,220,660
Cancellation of treasury stocks	(44,564,000)			(44,564,000)
Balance at end of year	9,836,850	12,214,344	16,799,758
Value of shares
Balance at beginning of year	R$ 151,852	R$ 228,752	R$ 241,985
Share buyback program	1,073,124
Exercise of long-term incentive plan	(21,452)	(76,900)	(13,233)
Cancellation of treasury stocks	(1,023,529)
Balance at end of year	R$ 179,995	R$ 151,852	R$ 228,752